Segment reporting (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of major customers [line items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Inter-segment revenues from PSAI to Global Generic		6,905		5,910	5,785
Major Customer 1 [Member]
Disclosure of major customers [line items]
Revenue		₨ 19,341		₨ 14,164	₨ 10,639
Percentage of entity's revenue		10.00%	10.00%	8.00%	7.00%
Major Customer 2 [Member]
Disclosure of major customers [line items]
Revenue		₨ 9,867		₨ 9,267	₨ 10,024
Percentage of entity's revenue		5.00%	5.00%	5.00%	7.00%

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).